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                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION
                     WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2001

Check here if Amendment [   ]; Amendment Number:
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [   ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Brandywine Trust Company
Address: 7234 Lancaster Pike
         Hockessin, DE

Form 13F File Number: 28-06291

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Richard E. Carlson
Title:   President
Phone:   (302) 234-5750

Signature, Place, and Date of Signing:

         /s/  Richard E. Carlson  Hockessin, DE        2/7/02
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[  ]     13F HOLDINGS REPORT.  (Check here if all holdings of
         this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check here if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)



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[ X ]    13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number     Name

         28-0030                  John W. Bristol & Co., Inc.
         28-2588                  Klingenstein Fields & Co. LLC









































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                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:          NONE

Form 13F Information Table Entry Total:     48

Form 13F Information Table Value Total:     $44,176
                                            [in thousands]


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]






























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
                                                   Form 13F INFORMATION TABLE
                                                        December 31, 2001

COLUMN 1                 COLUMN2     COLUMN 3     COLUMN 4        COLUMN 5       COLUMN 6      COLUMN 7        COLUMN 8

                         TITLE                    VALUE               SH/ PUT    INVESTMENT    OTHER        VOTING AUTHORITY
NAME OF ISSUER           OF CLASS    CUSIP        (X1000)    SHARES   PRN CALL   DISCRETION    MGRS      SOLE    SHARED    NONE
--------------           --------    -----        -------    ------   --------   ----------    -----     ----------------------
AOL TIME WARNER INC    Common     00184A10 5        298        9,297  SH         Sole          None        9,297
AT&T CORPORATION       Common     00195710 9      3,357      185,077  SH         Sole          None      185,077
AT&T WIRELESS
  SERVICES INC         Common     00209A10 6        856       59,553  SH         Sole          None       59,553
ABBOTT LABS            Common     00282410 0        502        9,000  SH         Sole          None        9,000
ALLIANCE CAP MGT
  HOLDING LP           Common     01855A10 1        725       15,000  SH         Sole          None       15,000
AMERICAN INTERN-
 ATIONAL GROUP         Common     02687410 7        238        3,000  SH         Sole          None        3,000
AMGEN CORP.            Common     03116210 0        486        8,603  SH         Sole          None        8,603
BP AMOCO PLC           Common     05562210 4        482       10,354  SH         Sole          None       10,354
BAKER HUGHES INC.      Common     05722410 7        461       12,640  SH         Sole          None       12,640
CAPITAL ONE FINL CORP  Common     14040H10 5        243        4,500  SH         Sole          None        4,500
CISCO SYSTEMS          Common     17275R10 2        451       24,901  SH         Sole          None       24,901
CITIGROUP INC          Common     17296710 1        303        6,000  SH         Sole          None        6,000
COCA COLA COMPANY      Common     19121610 0      2,100       44,533  SH         Sole          None       44,533
EPIX MED INC.          Common     26881Q10 1        629       44,000  SH         Sole          None       44,000
ENBRIDGE ENERGY
 PARTNERS LP CLASS A   Common     29250R10 6        252        6,000  SH         Sole          None        6,000
EXXON MOBIL CORP       Common     30231G10 2      6,790      172,780  SH         Sole          None      172,780
FANNIE MAE COM STK     Common     31358610 9        477        6,000  SH         Sole          None        6,000
FIRST DATA CORP.       Common     31996310 4        471        6,000  SH         Sole          None        6,000
FLEETBOSTON FINL CORP  Common     33903010 8        337        9,237  SH         Sole          None        9,237
GENERAL ELEC CO        Common     36960410 3      6,205      154,806  SH         Sole          None      154,806
GOLDMAN SACHS GROUP
 INC                   Common     38141G10 4        278        3,000  SH         Sole          None        3,000
HOME DEPOT, INC.       Common     43707610 2        459        9,000  SH         Sole          None        9,000
INTEL CORP.            Common     45814010 0        434       13,800  SH         Sole          None       13,800
INTERNATIONAL
 BUSINESS MACHINES     Common     45920010 1        544        4,500  SH         Sole          None        4,500
INTERTRUST TECH-
 NOLOGIES              Common     46133Q10 5         23       18,919  SH         Sole          None       18,919
J P MORGAN CHASE & CO  Common     46625H10 0      2,464       67,785  SH         Sole          None       67,785
JOHNSON & JOHNSON      Common     47816010 4        532        9,000  SH         Sole          None        9,000
MAXIM INTEGRATED       Common     57772K10 1      1,120       21,328  SH         Sole          None       21,328
MEDTRONIC INC          Common     58505510 6        461        9,000  SH         Sole          None        9,000
MERCK & CO., INC.      Common     58933110 7      1,981       33,692  SH         Sole          None       33,692
MERCURY GENERAL CORP   Common     58940010 0        393        9,000  SH         Sole          None        9,000
MICROSEMI CORP.        Common     59513710 0        594       20,000  SH         Sole          None       20,000



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NORTEL NETWORKS
 CORP NEW              Common     65656810 2        149       19,979  SH         Sole          None       19,979
NORTHERN BORDER
 PARTNERS L P          Common     66478510 2        234        6,000  SH         Sole          None        6,000
NORTHROP GRUMMAN CORP  Common     66680710 2        551        5,470  SH         Sole          None        5,470
ORACLE SYSTEMS CORP.   Common     68389X10 5      1,519      109,991  SH         Sole          None      109,991
OPTIKA                 Common     68397310 1         13       12,000  SH         Sole          None       12,000
PAGEMART NATIONWIDE,
 INC 144A              Common     69553Q10 8          1       21,429  SH         Sole          None       21,429
PHARMACIA CORP         Common     71713U10 2      2,927       68,636  SH         Sole          None       68,636
PHILLIPS PETROLEUM CO  Common     71850710 6        677       11,242  SH         Sole          None       11,242
PROTEIN DESIGN LABS    Common     74369L10 3        256        7,800  SH         Sole          None        7,800
QUALCOMM INC           Common     74752510 3        682       13,500  SH         Sole          None       13,500
SCHLUMBERGER LTD.      Common     80685710 8        505        9,196  SH         Sole          None        9,196
SHIRE PHARMACEUTICALS
 GROUP ADR             Common     82481R10 6        329        9,000  SH         Sole          None        9,000
TELEPHONE & DATA
 SYS INC               Common     87943310 0        269        3,000  SH         Sole          None        3,000
TYCO INTL. LTD NEW     Common     90212410 6        442        7,500  SH         Sole          None        7,500
UNION PACIFIC CORP     Common     90781810 8        377        6,620  SH         Sole          None        6,620
VIACOM INC
 CLASS B COMMON        Common     92552430 8        298        6,750  SH         Sole          None        6,750
                                                 44,176    1,328,418





























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